Acquisition of subsidiary and deposits paid for acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the estimated aggregate fair values of the assets acquired and liabilities assumed as of the closing date, March 31, 2016.

Boca

Net liabilities acquired (including cash of $1 and other loan of $332 (Note 13))	$(337)
Amortizable intangible assets (i)
Backlog contract	372
Proprietary technology	26,179
Goodwill	36,504
Deferred tax liabilities	(6,638)
Total	$56,080

Total purchase price comprised of:
– cash consideration (paid in fiscal 2015 in the form of refundable deposit)	$52,000
– share-based consideration	4,080
Total	$56,080

(i)	Acquired amortizable intangible asset-backlog contract and proprietary technology have estimated amortization periods of one year and twenty years, respectively.

The Company is in the process of obtaining a third-party valuation for the assets acquired and liabilities assumed, and will refine fair value estimates when the valuation is completed using the balances as of the closing date, May 10, 2017.

CSL

Net liabilities acquired	$(66)
Amortizable intangible assets
Technologies	19,689
Goodwill	20,224
Deferred tax liabilities	(4,922)
Total	$34,925

Total purchase price comprised of:
– cash consideration (paid in fiscal 2016 in the form of refundable deposit)	$32,600
– share-based consideration	2,325
Total	$34,925